Subordinated debt (Tables)	12 Months Ended
Dec. 31, 2017
Subordinated debt (Tables) [Abstract]
Composition of subordinated debt

a)     Composition of subordinated debt

	On December 31 - R$ thousand
	Original term in years	Nominal amount	2017	2016
In Brazil:
Subordinated CDB:
2019	10	20,000	62,303	56,200
Financial bills:
2017 (1)	6	8,630,999	-	11,075,463
2018	6	8,262,799	10,130,108	9,875,551
2019	6	21,858	36,139	33,402
2017 (1)	7	40,100	-	95,872
2018	7	141,050	316,757	293,357
2019	7	3,172,835	3,436,734	3,423,463
2020	7	1,700	2,801	2,612
2022	7	4,305,011	5,597,559	5,050,633
2023	7	1,359,452	1,699,872	1,522,243
2024 (2)	7	67,450	73,861	-
2018	8	50,000	119,417	112,038
2019	8	12,735	28,184	25,212
2020	8	28,556	54,383	49,498
2021	8	1,236	2,027	1,896
2023	8	1,706,846	2,265,488	2,015,625
2024	8	136,695	159,205	143,415
2025 (2)	8	6,193,653	6,624,611	-
2021	9	7,000	13,125	11,813
2024	9	4,924	6,611	5,806
2025	9	400,944	457,679	417,641
2021	10	19,200	40,429	37,191
2022	10	54,143	99,338	91,314
2023	10	688,064	1,070,085	1,011,423
2025	10	284,137	392,376	342,886
2026	10	361,196	438,776	392,886
2027 (2)	10	258,743	273,498	-
2026	11	3,400	4,271	4,001
2027	11	47,046	53,996	48,566
2028 (2)	11	74,764	77,079	-
Perpetual	-	5,000,000	5,004,967	5,015,870
Subtotal in Brazil			38,541,679	41,155,877
Overseas:
2019	10	1,333,575	2,520,963	2,482,631
2022	10	1,886,720	3,697,115	5,333,373
2021	11	2,766,650	5,419,644	3,639,183
Subtotal overseas			11,637,722	11,455,187
Total (3)			50,179,401	52,611,064

(1)  Subordinated debt transactions that matured in 2017; and

(2)  New issuances of financial bills in 2017, referring to subordinated debt.

Net movement of subordinated debt

b)    Net movement of subordinated debt

	R$ thousand
	2017	2016
Initial balances	52,611,064	50,282,936
Balance originating from an acquired institution	-	1,401,348
Issuances	6,594,610	3,787,207
Interest	5,100,017	6,298,555
Payments and other	(14,126,290)	(9,158,982)
At the end of the year	50,179,401	52,611,064